Stock-Based Compensation Plans (Weighted-Average Assumptions used to Determine Fair Value of Stock Acquisition Rights Granted) (Detail)		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Payment Arrangement [Abstract]
Risk-free interest rate		0.17%	0.70%	1.37%
Expected lives		5 years 4 months 28 days	5 years 8 months 23 days	5 years 11 months 23 days
Expected volatility	[1]	26.97%	29.30%	32.52%
Expected dividends		0.34%	0.32%	0.35%

[1]	Expected volatility was based on the historical volatilities of Sony Group Corporation’s common stock over the expected life of the stock acquisition rights.